Basis of Presentation and Summary of Significant Accounting Policies - Summary Of Restatement Of Balance Sheet (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 13, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets	$ 301,253,665	$ 302,370,589
Liabilities and Stockholders' Equity:
Total current liabilities	4,157,967	1,452,449
Deferred underwriting commissions	10,500,000	10,500,000
Derivative warrant liabilities	33,090,000	34,885,000
Total liabilities	47,747,967	46,837,449
Class A common stock, shares subject to possible redemption	248,505,690	250,533,130
Stockholders' Equity:
Additional paid-in capital	23,240,783	21,213,363
Accumulated deficit	(18,242,040)	(16,214,598)
Total stockholders' equity	5,000,008	5,000,010
Total Liabilities and Stockholders' Equity	301,253,665	302,370,589
Common Class A [Member]
Stockholders' Equity:
Common stock, value	515	495
Total stockholders' equity
Common Class B [Member]
Stockholders' Equity:
Common stock, value	$ 750	750
Total stockholders' equity
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets		302,370,589
Liabilities and Stockholders' Equity:
Total current liabilities		1,452,449
Deferred underwriting commissions		10,500,000
Total liabilities		11,952,449
Class A common stock, shares subject to possible redemption		285,418,130
Stockholders' Equity:
Additional paid-in capital		5,628,386
Accumulated deficit		(629,272)
Total stockholders' equity		5,000,010
Total Liabilities and Stockholders' Equity		302,370,589
As Previously Reported | Common Class A [Member]
Stockholders' Equity:
Common stock, value		146
As Previously Reported | Common Class B [Member]
Stockholders' Equity:
Common stock, value		750
Restatement Adjustment
Liabilities and Stockholders' Equity:
Derivative warrant liabilities		34,885,000
Total liabilities		34,885,000
Class A common stock, shares subject to possible redemption		(34,885,000)
Stockholders' Equity:
Additional paid-in capital		15,584,977
Accumulated deficit		(15,585,326)
Restatement Adjustment | Common Class A [Member]
Stockholders' Equity:
Common stock, value		349
As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets		302,370,589
Liabilities and Stockholders' Equity:
Total current liabilities		1,452,449
Deferred underwriting commissions		10,500,000
Derivative warrant liabilities		34,885,000
Total liabilities		46,837,449
Class A common stock, shares subject to possible redemption		250,533,130
Stockholders' Equity:
Additional paid-in capital		21,213,363
Accumulated deficit		(16,214,598)
Total stockholders' equity		5,000,010
Total Liabilities and Stockholders' Equity		302,370,589
As Restated | Common Class A [Member]
Stockholders' Equity:
Common stock, value		495
As Restated | Common Class B [Member]
Stockholders' Equity:
Common stock, value		$ 750